FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:         June 30, 2006

Check here if Amendment [ ];  Amendment Number:

This Amendment (Check one only):           [ ]  is a restatement
                                           [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             WIC Partners, LLC
Address:          650 Fifth Avenue
                  New York, New York 10019

Form 13F File Number:  28-10693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John S. Orrico
Title:   President
Phone:   (212) 259-2655

Signature, Place, and Date of Signing:


/s/    John S. Orrico      New York, New York         7/18/2006
    [Signature]              [City, State]             [Date]


Report Type:      (Check only one):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                               0

Form 13F Information Table Entry Total:                         46

Form 13F Information Table Value Total:                  $   1,215
                                                        (thousands)


List of Other Included Managers:

                                            NONE

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

       COLUMN 1                 COLUMN 2         COLUMN 3   COLUMN 4          COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------    --------         --------   --------  ---------------------  --------- --------  ------------------
                                                             FAIR
                                                             MARKET   SHARES OR
                                TITLE OF         CUSIP       VALUE    PRINCIPAL  SH/  PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                  CLASS            NUMBER      (000'S)  AMOUNT     PRN  CALL   DISCRETION MANAGERS  SOLE  SHARED  NONE
----------------------------    --------         ---------   -------  ---------  ---  -----  ---------- --------  ----  ------  ----
MONTPELIER RE HOLDINGS LTD       SHS             G62185106        26    1500      SH           SOLE               1500
MONTPELIER RE HOLDINGS LTD       SHS             G62185106        0     5         SH    PUT    SOLE               5
LIPMAN ELECTRONIC ENGINEERIN     ORD             M6772H101        57    2000      SH           SOLE               2000
ALLTEL CORP                      COM             020039103        64    1000      SH           SOLE               1000
AMERICAN EAGLE OUTFITTERS NE     COM             02553E106        16    480       SH           SOLE               480
AMERICAN MED SYS HLDGS INC       COM             02744M108        17    1000      SH           SOLE               1000
ARAMARK CORP                     CL B            038521100        50    1500      SH           SOLE               1500
AURIZON MINES LTD                COM             05155P106        28    10000     SH           SOLE               10000
AXCELIS TECHNOLOGIES INC         COM             054540109        6     1000      SH           SOLE               1000
BROADCOM CORP                    CL A            111320107        36    1200      SH           SOLE               1200
CALIPER LIFE SCIENCES INC        COM             130872104        25    5000      SH           SOLE               5000
CONEXANT SYSTEM                  COM             207142100        48    19000     SH           SOLE               19000
DIGITAL ANGEL CORP               COM             253830103        12    4000      SH           SOLE               4000
DOBSON COMMUNICATIONS CORP       CL A            256069105        27    3500      SH           SOLE               3500
DRDGOLD LTD                      SPONSORED ADR   26152H103        9     6500      SH           SOLE               6500
EMMIS COMMUNICATIONS CORP        CL A            291525103        31    2000      SH           SOLE               2000
ENCORE MED CORP                  COM             29256E109        31    6091      SH           SOLE               6091
FIRST MIDWEST BANCORP DEL        COM             320867104        37    1000      SH           SOLE               1000
FISHER SCIENTIFIC INTL INC       COM NEW         338032204        73    1000      SH           SOLE               1000
FOOT LOCKER INC                  COM             344849104        15    600       SH           SOLE               600
GENCORP INC                      COM             368682100        32    2000      SH           SOLE               2000
ICONIX BRAND GROUP INC           COM             451055107        16    1000      SH           SOLE               1000
IDENTIX INC                      COM             451906101        83    11891     SH           SOLE               11891
JONES APPAREL GROUP INC          COM             480074103        14    440       SH           SOLE               440
KCS ENERGY INC                   COM             482434206        30    1000      SH           SOLE               1000
KLA-TENCOR CORP                  COM             482480100        0     16        SH  PUT      SOLE               16
LUCENT TECHNOLOGIES INC          COM             549463107        36    15000     SH           SOLE               15000
MANNKIND CORP                    COM             56400P201        21    1000      SH           SOLE               1000
MAYTAG CORP                      COM             578592107        0     25        SH  PUT      SOLE               25
NAVIGANT INTL INC                COM             63935R108        24    1500      SH           SOLE               1500
NORTH FORK BANCORPORATION NY     COM             659424105        15    500       SH           SOLE               500
PANACOS PHARMACEUTICALS INC      COM             69811Q106        17    3000      SH           SOLE               3000
PETROHAWK ENERGY CORP            COM             716495106        13    1000      SH           SOLE               1000
QUANTUM CORP                     COM DSSG        747906204        24    9000      SH           SOLE               9000
RIGEL PHARMECEUTICALS INC        COM NEW         766559603        10    1000      SH           SOLE               1000
RSA SEC INC                      COM             749719100        60    2200      SH           SOLE               2200
SECURE COMPUTING CORP            COM             813705100        16    1876      SH           SOLE               1876
SSA GLOBAL TECHNOLOGIES INC      COM             78465P108        25    1300      SH           SOLE               1300
STONE ENERGY CORP                COM             861642106        47    1000      SH           SOLE               1000
SYMANTEC CORP                    COM             871503108        16    1000      SH           SOLE               1000
TERRA INDS INC                   COM             880915103        6     1000      SH           SOLE               1000
TIVO INC                         COM             888706108        4     500       SH           SOLE               500
WEST CORP                        COM             952355105        24    500       SH           SOLE               500
X-RITE INC                       COM             983857103        33    3000      SH           SOLE               3000
XANSER CORP                      COM             98389J103        15    3000      SH           SOLE               3000
XENOGEN CORPORATION              COM             98410R108        26    11000     SH           SOLE               11000
